Segmentation of key figures (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,956	$ 11,347	$ 25,367	$ 23,630
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		7.00%
Net sales, change in %, cc	9.00%		3.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,559	9,188	$ 20,663	18,943
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		9.00%
Net sales, change in %, cc	10.00%		5.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,929	3,548	$ 7,711	7,196
Innovative Medicines | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		7.00%
Net sales, change in %, cc	7.00%		4.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,820	1,673	$ 3,545	3,428
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		3.00%
Net sales, change in %, cc	5.00%		1.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 425	371	$ 818	737
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		11.00%
Net sales, change in %, cc	10.00%		7.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 359	341	$ 717	715
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		0.00%
Net sales, change in %, cc	2.00%		(2.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 264	266	$ 518	562
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(8.00%)
Net sales, change in %, cc	(2.00%)		(9.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225	159	$ 420	320
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	42.00%		31.00%
Net sales, change in %, cc	36.00%		28.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 153	162	$ 296	328
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(10.00%)
Net sales, change in %, cc	(9.00%)		(13.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 118	105	$ 240	217
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		11.00%
Net sales, change in %, cc	10.00%		8.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 82	79	$ 160	153
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Piqray [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	4.00%		4.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 22	6	$ 39	6
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 172	184	$ 337	390
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(14.00%)
Net sales, change in %, cc	(10.00%)		(17.00%)
Innovative Medicines | Oncology [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,109	1,875	$ 4,166	3,768
Innovative Medicines | Oncology [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		11.00%
Net sales, change in %, cc	8.00%		6.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 523	480	$ 1,038	967
Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		7.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 513	422	$ 976	825
Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		18.00%
Net sales, change in %, cc	18.00%		16.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398	310	$ 761	628
Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		21.00%
Net sales, change in %, cc	19.00%		14.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 263	288	$ 535	617
Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(13.00%)
Net sales, change in %, cc	(13.00%)		(17.00%)
Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147	163	$ 300	335
Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(10.00%)
Net sales, change in %, cc	(14.00%)		(15.00%)
Innovative Medicines | Oncology [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147	118	$ 298	211
Innovative Medicines | Oncology [member] | Hematology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%		41.00%
Net sales, change in %, cc	19.00%		35.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 42	21	$ 79	36
Innovative Medicines | Oncology [member] | Hematology [member] | Adakveo [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	100.00%		119.00%
Net sales, change in %, cc	96.00%		118.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 76	73	$ 179	149
Innovative Medicines | Oncology [member] | Hematology [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		20.00%
Net sales, change in %, cc	0.00%		16.00%
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,630	5,640	$ 12,952	11,747
Innovative Medicines | Pharmaceutical [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		10.00%
Net sales, change in %, cc	12.00%		6.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,422	1,144	$ 2,731	2,287
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		19.00%
Net sales, change in %, cc	21.00%		17.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,175	944	$ 2,228	1,874
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		19.00%
Net sales, change in %, cc	21.00%		16.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	200	$ 503	413
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		22.00%
Net sales, change in %, cc	21.00%		20.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,114	937	$ 2,205	2,133
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		3.00%
Net sales, change in %, cc	12.00%		(2.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 551	401	$ 1,096	888
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		23.00%
Net sales, change in %, cc	27.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 118	79	$ 226	169
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Xiidra [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	49.00%		34.00%
Net sales, change in %, cc	48.00%		33.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 47	34	$ 86	102
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Beovu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	38.00%		(16.00%)
Net sales, change in %, cc	32.00%		(18.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398	423	$ 797	974
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(18.00%)
Net sales, change in %, cc	(11.00%)		(21.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,235	1,025	$ 2,425	2,045
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		19.00%
Net sales, change in %, cc	16.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 721	738	$ 1,428	1,510
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		(5.00%)
Net sales, change in %, cc	(6.00%)		(9.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 315	205	$ 634	375
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	54.00%		69.00%
Net sales, change in %, cc	48.00%		63.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 69	34	$ 124	64
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Mayzent [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	103.00%		94.00%
Net sales, change in %, cc	96.00%		89.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 53	33	$ 100	69
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	61.00%		45.00%
Net sales, change in %, cc	45.00%		33.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 66		$ 116
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11	15	$ 23	27
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(15.00%)
Net sales, change in %, cc	(19.00%)		(13.00%)
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 888	580	$ 1,678	1,150
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		46.00%
Net sales, change in %, cc	47.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 886	580	$ 1,675	1,149
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		46.00%
Net sales, change in %, cc	46.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2		$ 3	1
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %			200.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 517	444	$ 1,010	915
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		10.00%
Net sales, change in %, cc	8.00%		3.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 355	289	$ 690	596
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		16.00%
Net sales, change in %, cc	14.00%		9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150	149	$ 299	309
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(3.00%)
Net sales, change in %, cc	(8.00%)		(10.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 12	6	$ 21	10
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	100.00%		110.00%
Net sales, change in %, cc	133.00%		99.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,454	1,510	$ 2,903	3,217
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(10.00%)
Net sales, change in %, cc	(8.00%)		(13.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 280	279	$ 542	617
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(12.00%)
Net sales, change in %, cc	(2.00%)		(14.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 190	268	$ 404	542
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(29.00%)		(25.00%)
Net sales, change in %, cc	(33.00%)		(28.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	238	$ 501	496
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		1.00%
Net sales, change in %, cc	(3.00%)		(5.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 109	106	$ 216	233
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(7.00%)
Net sales, change in %, cc	(2.00%)		(11.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 93	96	$ 187	197
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(5.00%)
Net sales, change in %, cc	(9.00%)		(10.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 96	82	$ 182	174
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		5.00%
Net sales, change in %, cc	13.00%		3.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 439	$ 441	$ 871	$ 958
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(9.00%)
Net sales, change in %, cc	(6.00%)		(13.00%)